Investments and Advances-Other	12 Months Ended
Mar. 31, 2014
Investments and Advances-Other

(7) Investments and Advances-Other

Investments and advances at March 31, 2013 and 2014 consist of the following:

	Yen (millions)
	2013	2014
Current
Corporate debt securities	¥1,553	¥11,050
Government bonds	—	2,000
Local bonds	—	6,620
Advances	926	1,028
Certificates of deposit	1,550	1,558
Other	10,846	15,012

Total	¥14,875	¥37,268

Investments and advances due within one year are included in other current assets in the consolidated balance sheets.

	Yen (millions)
	2013	2014
Noncurrent
Auction rate securities	¥6,928	¥6,999
Marketable equity securities	117,110	138,476
Corporate debt securities	1,505	8,542
Government bonds	2,000	—
Local bonds	9,499	15,850
U.S. government agency debt securities	1,068	5,455
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	10,780	10,316
Guaranty deposits	20,210	18,742
Advances	2,132	1,998
Other	37,479	46,314

Total	¥209,680	¥253,661

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2013 and 2014 are summarized below:

	Yen (millions)
	2013	2014
Available-for-sale
Cost	¥49,990	¥84,820
Fair value	128,848	185,960
Gross unrealized gains	80,453	101,917
Gross unrealized losses	1,595	777

Held-to-maturity
Amortized cost	¥16,511	¥34,650
Fair value	16,556	34,667
Gross unrealized gains	45	17
Gross unrealized losses	—	—

Maturities of debt securities classified as available-for-sale at March 31, 2014 are as follows:

Yen (millions)
Due within one year	¥2,676
Due after one year through five years	12,968
Due after five years through ten years	8,748
Due after ten years	14,512

Total	¥38,904

Maturities of debt securities classified as held-to-maturity at March 31, 2014 are as follows:

Yen (millions)
Due within one year	¥22,378
Due after one year through five years	476
Due after five years through ten years	10,954
Due after ten years	842

Total	¥34,650

There were no significant realized gains and losses from available-for-sale securities included in other income (expenses) – other, net for the years ended March 31, 2012, 2013 and 2014.

Gross unrealized losses on available-for-sale securities and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2014 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Less than 12 months	¥8,877	¥224
12 months or longer	7,351	553

Total	¥16,228	¥777

Honda does not believe the decline in fair value of any of its investment securities to be other than temporary, based on factors such as financial and operating conditions of the issuer, the industry in which the issuer operates, degree and period of the decline in fair value and other relevant factors.

There were no held-to-maturity securities in a loss position at March 31, 2014.